Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of employees and directors stock options
	Three months ended June 30,
	2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	2,399,622	$5.95	1,870,485	$5.54
Granted	-	$-	310,500	$12.57
Forfeited and expired	(3,000)	$5.34	(2,685)	$7.38
Exercised	(7,625)	$6.49	(375)	$4.68
Outstanding at end of period	2,388,997	$5.95	2,177,925	$6.54
Exercisable at end of period	1,728,623	$5.10	1,404,809	$5.50

Non-vested at beginning of period	722,749	$7.67	544,163	$6.04
Granted	-	$-	310,500	$12.57
Vested	(59,375)	$(8.78)	(78,862)	$13.15
Forfeited)	(3,000)	$(5.34)	(2,685)	$7.38
Non-vested at the end of period	660,374	$7.59	773,116	$8.19

	Six months ended June 30,
	2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	2,142,547	$6.02	1,884,420	$5.52
Granted	264,700	$5.48	310,500	$12.57
Forfeited and expired	(3,000)	$5.34	(3,185)	$6.96
Exercised	(15,250)	$6.49	(13,810)	$2.99
Outstanding at end of period	2,388,997	$5.95	2,177,925	$6.54
Exercisable at end of period	1,728,623	$5.10	1,404,809	$5.50

Non vested at beginning of period	529,082	$8.69	601,227	$5.93
Granted	264,700	$5.48	310,500	$12.57
Forfeited and expired	(3,000)	$5.34	(135,426)	$8.22
vested	(130,408)	$7.82	(3,185)	$6.96
Outstanding at end of period	660,374	$7.59	773,116	$8.19

Schedule of exercise prices and remaining contractual life
Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding	No. of options exercisable
			(in thousands)
$2.69	649,883	2.92	1,189,284	649,883
$3.66	250,000	7.84	214,250	180,556
$4.68	55,500	7.75	-	27,750
$5.35	231,200	9.75	-
$6.22	634,177	5.00	-	620,879
$6.49	15,250	0.03	-	-
$8.19	150,000	7.38	-	75,000
$8.23	20,000	9.39	-	-
$8.30	15,000	9.10	-	-
$9.02	40,500	8.38	-	10,125
$10.12	12,126	6.43	-	9,700
$12.21	2,421	6.74	-	1,816
$12.23	250,000	8.91	-	111,111
$14.00	60,500	8.82	-	40,333
$21.40	1,940	7.07	-	970
$90.16	500	2.42	-	500
	2,388,997		$1,403,534	1,728,623

Schedule of restricted stock units
	Three months ended June 30,
	2022		2021
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	184,787	$10.02	48,375	$14.67
Granted	-	$-	13,750	$10.28
Vested	(3,437)	$10.28	-	$-
Forfeited	-	-	(2,000)	$14.67
Nonvested at end of period	181,350	$10.02	60,125	$13.67

	Six months ended June 30,
	2022		2021
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	229,331	$10.08	-	$-
Granted	-	$-	62,125	$13.7
Vested	(47,981)	$10.29	-	$-
Forfeited	-	$-	(2,000)	$14.67
Nonvested at end of period	181,350	$10.02	60,125	$13.67

Schedule of share-based compensation expenses related to grants under the equity incentive plan
	Three months ended June 30,		Six months ended June 30,
(in thousands)	2022	2021	2022	2021
Research & development	$119	$358	$509	$446
General & administrative	578	294	976	396
Total	$697	$652	$1,485	$842